FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of changes in fair value of contingent consideration) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Accounting Policies [Abstract]
Fair value as of December 31, 2021	$ 63,550
Payments of contingent consideration	(9,091)	$ 0
Revaluation of acquisition related contingent consideration	261
Fair value as of June 30, 2022	$ 54,720